REVENUE	12 Months Ended
Dec. 31, 2024
REVENUE
REVENUE
15.	REVENUE

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of products
- Home water solutions	1,162,725	1,077,858	1,498,368
- Consumables	353,936	324,738	277,704
- Kitchen appliances and others	254,019	214,279	337,177
Total of sales of products	1,770,680	1,616,875	2,113,249
Rendering of services	19,565	21,861	5,733
Total	1,790,245	1,638,736	2,118,982